Equity (Details) - Schedule of stock option activity	9 Months Ended
Sep. 30, 2022 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,732,368
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.85
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares	(24,852)
Weighted Average Exercise Price, Exercised | $ / shares	$ 10.41
Number of Options, Forfeited | shares	(35,421)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 26.8
Number of Options, Options outstanding | shares	1,672,095
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 29.17
Number of Options, Options exercisable | shares	1,365,231
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 32.04